Henderson
Summary Prospectus • April 29, 2011

Money Market Fund

Class Z Shares (HFZXX)

Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus and other information about the Fund online at www.hendersonglobalinvestors.com/funddocuments. You can also get this information free by calling 866.343.6337 or by sending an e-mail to fundcontact@hendersonna.com. The Fund’s Statutory Prospectus and Statement of Additional Information, each dated April 29, 2011, are incorporated by reference into (and are considered part of) this Summary Prospectus.

Investment Objective

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholders fees	Class Z
(fees paid directly from your investment)	Shares (a)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None

Annual fund operating expenses (expenses you pay each year	Class Z
as a percentage of the value of your investment)	Shares
Management Fees (b)	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.40%

(a)	Class Z shares are only available for purchase by other series of Henderson Global Funds.
(b)
The Fund invests as part of a “master-feeder” structure. The Fund operates as a “feeder fund” which means it invests in a separate mutual fund, or a “master fund”. The fee shown is the investment advisory fee paid by State Street Money Market Portfolio (the “Master Portfolio” or “Portfolio”), a registered open-end fund, to SSgA Funds Management, Inc. (“SSgA FM”), the manager of the Master Portfolio.Effective February 18, 2011, the management fee for the Master Portfolio was reduced from 0.10% to 0.05%. Under contract, the adviser receives no management fee for any period in which the Fund invests substantially all of its investable assets in a master-feeder structure.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your asctual costs may be higher or lower, based on these assumptions your costs would be:

	1-Year	3-Year	5-Year	10-Year
Class Z	$41	$129	$225	$508

You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year	5-Year	10-Year
Class Z	$41	$129	$225	$508

Principal Investment Strategies

The Fund invests as part of a “master-feeder” structure. The Fund described in this Prospectus operates as a “feeder fund” which means that the Fund invests in a separate mutual fund, or a “master fund”, which in turn purchases investment securities.

The Fund will seek to achieve its investment objective by investing substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a series of a separately registered open-end management investment company called the State Street Master Funds. The Master Portfolio has substantially the same investment objective, investment policies, and risks as the Fund. The Master Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable, $1.00 per share net asset value, by investing in U.S. dollar-denominated money market securities. SSgA Funds Management, Inc. (“SSgA FM”) is the investment adviser of the Master Portfolio. All discussions about the Fund’s investment objective, policies and risks should be understood to refer also to the investment objective, policies and risks of the Master Portfolio.

The Fund can withdraw its investment in the Master Portfolio if, at any time, the Fund’s Board of Trustees (“Board”) determines that it would be in the best interests of the Fund, or if the investment objective of the Master Portfolio changes so that it is inconsistent with the objective of the Fund. If the Fund withdraws its investment from the Master Portfolio, the Fund may invest all of its assets in another master fund that has the same investment objective as the Fund, Henderson Global Investors (North America) Inc. (the “Adviser”) may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of the Fund, which may include liquidation of the Fund.

The Fund invests substantially all of its investable assets in the Master Portfolio.

The Master Portfolio follows a disciplined investment process in which the Master Portfolio’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In such adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Master Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Master Portfolio to invest only in debt obligations of high quality and with short maturities, to limit the level of investment in any single issuer, and to maintain a high level of Portfolio liquidity.

The Master Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Master Portfolio also may invest in shares of other money market funds, including funds advised by the Master Portfolio’s investment adviser. Under normal market conditions, the Master Portfolio intends to invest more than 25% of its total assets in bank obligations.

Principal Investment Risks

As with any fund, the value of the Fund’s investments and therefore, the value of the Fund’s shares, may fluctuate. The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risks discussed below for the Master Portfolio expose the Fund to the same risks. The principal risks that could adversely affect the total return on your investment include:

• Risks of Investing Principally in Money Market Instruments:

•
Interest Rate Risk—The risk that interest rates will rise, causing the value of the Master Portfolio’s investments to fall. Also, the risk that as interest rates decline, the income that the Master Portfolio receives on its new investments generally will decline.

•
Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will fail, including the perception that such an entity will fail, to make scheduled interest or principal payments, which may reduce the Master Portfolio’s income and the market value of the instrument.

•
Liquidity Risk—The risk that the Master Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Master Portfolio.

• Master/Feeder Structure Risk. The Fund’s performance may suffer as a result of large cash inflows or outflows of the Master Portfolio in which the Fund invests.

• Risk Associated with Maintaining a Stable Share Price. If the market value of one or more the Master Portfolio’s investments changes substantially during the period when the Master Portfolio holds them, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Master Portfolio experiences significant redemption requests.

• Low Short-Term Interest Rates. At the date of this Prospectus, short-term interest rates approach 0%, and so the Fund’s yield, is very low. If the Master Portfolio generates insufficient income to pay its expenses, it may not pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Master Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.

• Banking Industry Risk. To the extent the Master Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Master Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.

• Repurchase Agreement Risk. The Master Portfolio may enter into a repurchase agreement, which is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed upon price. If the Master Portfolio’s counterparty is unable to honor its commitments, the Master Portfolio could lose money.

• Mortgage-Related Securities Risk. Defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

• Foreign Securities Risk. The Master Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers. In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

• Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Master Portfolio owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

• Variable and Floating Rate Securities Risk. The Master Portfolio may purchase variable and floating rate securities issued or guaranteed by the U.S. government, or an agency or instrumentality thereof. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market for a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Master Portfolio will approximate their par value. Variable and floating rate securities are subject to interest rate and credit/default risk.

• Market Risk. The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

• Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (“SEC”) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Master Portfolio. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Master Portfolio.

Performance

The bar chart and table below show the Fund’s performance for the period shown and the Fund’s average annual total return for the calendar period. When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 800.657.1493.

Total Return (%)
per calendar year

During the one-year period ended December 31, 2010, the Fund’s highest and lowest quarterly returns were 0.02% and 0.01% for the quarters ended June 30, 2010 and December 31, 2010, respectively.

Average Annual Total Returns for periods ended December 31, 2010	1 Year	Since Inception
	%	%
CLASS Z (Inception 4/20/09)	0.06	0.09

To obtain current yield information, visit www.hendersonglobalinvestors.com or call 800.657.1493.

Management

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. The Adviser has overall responsibility for the general management and administration of the Fund. The Master Portfolio in which the Fund invests is managed by SSgA FM, under the general oversight of the Board of Trustees of State Street Master Funds.

Purchases and Sales of Fund Shares

Class Z shares of the Fund are only available for purchase by other series of Henderson Global Funds or by certain other clients of the Adviser as shall be determined by the Adviser from time to time. The minimum investment requirement is $10,000,000, although the Adviser may waive the minimum in its discretion.

Shares may be purchased, redeemed or exchanged on any day when both the New York Stock Exchange and the Federal Reserve Bank are open.

Tax Information

The Fund intends to make distributions. You will generally have to pay federal income taxes, and any applicable state or local taxes, on the distributions you receive from the Fund as ordinary income or capital gains unless you are investing through a tax-exempt account such as a qualified retirement plan. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.